Nature of Operations and Significant Accounting Policies - Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recent Accounting Pronouncements
Liability for future policy benefits	$ 31,931.0	$ 31,920.9	$ 29,022.1		$ 36,928.3
Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits	28,853.7	28,769.9	26,230.8		33,009.5
Benefits and Protection
Recent Accounting Pronouncements
Liability for future policy benefits	2,915.5	2,984.3	2,607.8		3,661.2
Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits	24,217.6	23,855.8	21,211.4		25,863.7
Individual fixed income annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits	4,636.1	4,914.1	5,019.4		7,145.8
Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Liability for future policy benefits	1,812.1	1,898.4	1,698.8	$ 2,498.4	2,500.9
Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Liability for future policy benefits	1,103.4	1,085.9	909.0	1,117.6	1,160.3
Long-term care insurance | Corporate
Recent Accounting Pronouncements
Liability for future policy benefits	$ 161.8	$ 166.7	$ 183.5	$ 234.7	257.6
Previously reported
Recent Accounting Pronouncements
Liability for future policy benefits					31,272.4
Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					28,130.0
Previously reported | Benefits and Protection
Recent Accounting Pronouncements
Liability for future policy benefits					3,008.3
Previously reported | Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					21,982.8
Previously reported | Individual fixed income annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					6,147.2
Previously reported | Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Liability for future policy benefits					2,173.8
Previously reported | Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Liability for future policy benefits					834.5
Previously reported | Long-term care insurance | Corporate
Recent Accounting Pronouncements
Liability for future policy benefits					134.1
Adjustment for reversal of unrealized gain (loss) from AOCI
Recent Accounting Pronouncements
Liability for future policy benefits					(1,330.7)
Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					(1,162.0)
Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection
Recent Accounting Pronouncements
Liability for future policy benefits					(168.7)
Adjustment for reversal of unrealized gain (loss) from AOCI | Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					(947.0)
Adjustment for reversal of unrealized gain (loss) from AOCI | Individual fixed income annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					(215.0)
Adjustment for reversal of unrealized gain (loss) from AOCI | Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Liability for future policy benefits					(168.7)
Adjustment under the modified retrospective approach
Recent Accounting Pronouncements
Liability for future policy benefits					39.5
Adjustment under the modified retrospective approach | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					0.1
Adjustment under the modified retrospective approach | Benefits and Protection
Recent Accounting Pronouncements
Liability for future policy benefits					9.4
Adjustment under the modified retrospective approach | Individual fixed income annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					0.1
Adjustment under the modified retrospective approach | Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Liability for future policy benefits					2.4
Adjustment under the modified retrospective approach | Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Liability for future policy benefits					7.0
Adjustment under the modified retrospective approach | Long-term care insurance | Corporate
Recent Accounting Pronouncements
Liability for future policy benefits					30.0
Effect of remeasurement at the current discount rate
Recent Accounting Pronouncements
Liability for future policy benefits					6,947.1
Effect of remeasurement at the current discount rate | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					6,041.4
Effect of remeasurement at the current discount rate | Benefits and Protection
Recent Accounting Pronouncements
Liability for future policy benefits					812.2
Effect of remeasurement at the current discount rate | Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					4,827.9
Effect of remeasurement at the current discount rate | Individual fixed income annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Liability for future policy benefits					1,213.5
Effect of remeasurement at the current discount rate | Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Liability for future policy benefits					493.4
Effect of remeasurement at the current discount rate | Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Liability for future policy benefits					318.8
Effect of remeasurement at the current discount rate | Long-term care insurance | Corporate
Recent Accounting Pronouncements
Liability for future policy benefits					$ 93.5